Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, plant and equipment consist of the following:

2014
	Cost	Accumulated depreciation	Net book value
Generation Group
Renewable	$1,697,020	$217,615	$1,479,405
Thermal	130,227	53,131	77,096
Distribution Group
Water & wastewater	358,520	78,290	280,230
Electricity	347,633	23,659	323,974
Gas	849,136	45,777	803,359
Land	19,347	—	19,347
Equipment and other	119,367	29,526	89,841
Construction in progress
Generation	82,840	—	82,840
Distribution	122,330	—	122,330
	$3,726,420	$447,998	$3,278,422

2013
	Cost	Accumulated depreciation	Net book value
Generation Group
Renewable	$1,438,229	$166,175	$1,272,054
Thermal	116,975	43,596	73,379
Distribution Group
Water & wastewater	303,410	63,807	239,603
Electricity	277,679	16,782	260,897
Gas	682,445	15,769	666,676
Land	8,266	—	8,266
Equipment and other	78,881	29,100	49,781
Construction in progress
Generation	54,432	—	54,432
Distribution	83,616	—	83,616
	$3,043,933	$335,229	$2,708,704